Segment Information - Revenue by Geographic Region (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 410,166	$ 327,558	$ 767,173	$ 631,670